Touchstone Ares Credit Opportunities Fund Expense Example - Touchstone Ares Credit Opportunities Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 424
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,613
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	2,217
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,042
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	988
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	36,550
Expense Example, with Redemption, 5 Years	36,550
Expense Example, with Redemption, 10 Years	$ 36,550